Income taxes - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended
	Jun. 01, 2018	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Canadian enacted statutory rate		26.50%	26.50%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	$ 17,350